Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques the Company Utilized to Determine such Fair Value - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques the Company Utilized to Determine such Fair Value [Line Items]
Marketable equity securities	$ 2,443,593	$ 7,795,479	$ 524
Non-marketable equity securities	34,589,767	25,496,534
Forward share purchase liability	13,491,606
Warrant liabilities	4,548		2,173
Quoted Prices in Active Markets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques the Company Utilized to Determine such Fair Value [Line Items]
Marketable equity securities	2,443,593	7,795,479	524
Non-marketable equity securities
Forward share purchase liability
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques the Company Utilized to Determine such Fair Value [Line Items]
Marketable equity securities
Non-marketable equity securities
Forward share purchase liability
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques the Company Utilized to Determine such Fair Value [Line Items]
Marketable equity securities
Non-marketable equity securities	34,589,767	$ 25,496,534
Forward share purchase liability	13,491,606
Warrant liabilities	$ 4,548		$ 2,173